Mineral Property, Plant and Equipment (Narrative) (Details) - Erie Plant [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Statement Line Items [Line Items]
Amount paid for acquisition in associated infrastructure		$ 18,900
Fair market value shares		$ 13,953
Shares issued for acquisition		9,200,547
Borrowing costs	$ 18,512	$ 20,560
Proceeds from property sale		425
Non cash loss		$ 553